24 Share capital (Details Narrative) - £ / shares	Mar. 02, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Description of stock split	Ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company.
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Share par value (in dollars per share)	£ 0.001	£ 100